Commitments and contingencies (Details Narrative) - USD ($)	May 10, 2024	Jun. 30, 2026	Dec. 30, 2024
Repayments of Debt	$ 138,202.66
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) [Member]
Ownership percentage		100.00%	100.00%